Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	50,000,000
Preferred stock, stock outstanding	0	0
Preferred stock, stock issued	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Outstanding	161,704,695	161,704,695	133,702,938
Common Stock, Shares, Issued	161,704,695	161,704,695	133,702,938